BASIS OF PRESENTATION - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Stockholders' Equity, Reverse Stock Split		During March 2023, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.					During March 2023, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.
Reverse stock split ratio	0.05
Bad debt expense related to termination of managed service agreements							$ 4,358	$ 1,370
Finance lease principal payments		$ 408		$ 163			369	620
Long-term acquisition liability payments		113		77			281	280
General and administrative		$ 3,911	$ 3,211	$ 3,211	$ 6,422	$ 9,961	$ 13,524	$ 15,065
Correction of immaterial error
Amount settled			381
General and administrative			$ (144)		$ (144)	$ (144)